Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	COMMON STOCKS - 99.4%
	AEROSPACE & DEFENSE - 1.3%
8,308	AAR Corp.	$330,492
3,348	AeroVironment, Inc. *	368,548
7,192	Barnes Group, Inc.	376,501
17,546	Triumph Group, Inc. ^	255,645
		1,331,186
	APPAREL & TEXTILE PRODUCTS - 0.3%
8,556	Steven Madden Ltd.	316,486

	ASSET MANAGEMENT - 1.6%
8,060	Artisan Partners Asset Management, Inc.	382,850
19,158	Blucora, Inc. *	310,360
5,022	Cohen & Steers, Inc.	323,316
13,144	Federated Hermes, Inc.	351,208
17,546	Sculptor Capital Management, Inc.	362,149
		1,729,883
	AUTOMOTIVE - 1.9%
29,078	American Axle & Manufacturing Holdings, Inc. *	284,092
8,370	Cooper Tire & Rubber Co.	479,099
3,100	Dorman Products, Inc. *	309,101
5,022	Gentherm, Inc. *	355,507
7,141	Methode Electronics, Inc.	277,999
2,108	Visteon Corp. *	268,074
		1,973,872
	BANKING - 10.3%
8,000	Ameris Bancorp	381,120
28,954	Associated Banc-Corp.	583,423
10,850	Atlantic Union Bankshares Corp.	398,521
8,494	Axos Financial, Inc. *	393,017
7,626	Banner Corp.	394,874
32,302	Brookline Bancorp, Inc.	459,657
25,668	Capitol Federal Financial, Inc.	341,641
6,076	City Holding Company	456,976
21,452	CVB Financial Corp.	459,287
8,494	Eagle Bancorp, Inc.	415,272
35,464	First BanCorp.	372,017
23,126	First Financial Bancorp	518,716
7,564	Flagstar Bancorp, Inc.	328,202
12,896	Great Western Bancorp., Inc. ^	346,000
9,858	Hancock Whitney Corp.	372,140
10,912	Hilltop Holdings, Inc.	360,532
35,340	Hope Bancorp, Inc.	465,074
13,888	NBT Bancorp, Inc.	503,162
32,674	Northwest Bancshares, Inc.	461,357
18,290	Provident Financial Services, Inc.	370,007
11,036	Renasant Corp.	433,494
14,074	S&T Bancorp, Inc.	406,457
14,322	Southside Bancshares, Inc.	495,255
4,402	Texas Capital Bancshares, Inc. *	335,432
14,756	Trustmark Corp.	445,041
11,718	WesBanco, Inc.	378,257
		10,874,931

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL - 3.5%
15,438	Aerie Pharmaceuticals, Inc. * ^	$283,905
46,314	Amneal Pharmaceuticals, Inc. *	249,632
2,356	Emergent BioSolutions, Inc. *	226,176
5,270	Enanta Pharmaceuticals, Inc.*	259,916
5,270	Halozyme Therapeutics, Inc.*	238,468
21,886	Innoviva, Inc. *	250,157
7,502	Intercept Pharmaceuticals, Inc.*	162,493
19,716	Ironwood Pharmaceuticals, Inc. *	181,979
2,108	Ligand Pharmaceuticals, Inc. * ^	312,448
3,844	Pacira Biosciences, Inc.*	282,534
6,758	Prestige Consumer Healthcare, Inc.*	281,876
2,418	Sage Therapeutics, Inc. * ^	205,530
9,424	Supernus Pharmaceuticals, Inc.*	253,223
11,718	Theravance Biopharma, Inc.*	194,167
1,674	Ultragenyx Pharmaceutical Inc. *	279,859
		3,662,363
	CHEMICALS - 3.2%
15,376	GCP Applied Technologies, Inc. *	381,171
11,036	HB Fuller Co.	618,789
4,526	Ingevity Corp. *	314,466
4,836	Innospec, Inc.	485,776
27,280	Kronos Worldwide, Inc.	394,196
10,354	Olin Corp.	320,353
19,468	Univar Solutions, Inc. *	387,608
1,550	WD-40 Company ^	483,213
		3,385,572
	COMMERCIAL SUPPORT SERVICES - 1.8%
4,154	AMN Healthcare Services, Inc.*	302,702
11,904	Deluxe Corp.	470,565
16,802	Harsco Corp. *	274,881
1,860	UniFirst Corp.	450,659
9,052	US Ecology, Inc.	345,877
		1,844,684
	CONSTRUCTION MATERIALS - 0.4%
16,430	Summit Materials, Inc. *	455,275

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	CONSUMER SERVICES - 2.7%
5,704	2U, Inc. *	$226,050
9,176	Adtalem Global Education, Inc. *	360,617
744	Graham Holdings Co.	447,018
13,082	Matthews International Corp.	467,027
1,240	Medifast, Inc.	313,708
21,514	Perdoceo Education Corp.*	276,885
7,998	Rent-A-Center, Inc.	461,964
2,790	Strategic Education, Inc.	253,667
		2,806,936
	CONTAINERS & PACKAGING - 0.3%
25,544	O-I Glass, Inc.	298,354

	ELECTRIC UTILITIES - 1.4%
8,122	ALLETE, Inc.	504,620
10,230	Clearway Energy, Inc.	280,916
6,386	MGE Energy, Inc.	406,788
3,348	Ormat Technologies, Inc. ^	286,823
		1,479,147
	ELECTRICAL EQUIPMENT - 2.5%
5,394	Badger Meter, Inc.	585,734
8,990	Belden, Inc.	397,448
4,712	FARO Technologies, Inc. *	440,384
5,270	OSI Systems, Inc. *	498,647
5,890	Watts Water Technologies, Inc.	671,990
		2,594,203
	ENGINEERING & CONSTRUCTION - 0.9%
3,534	Dycom Industries, Inc. *	270,634
13,206	KBR, Inc.	409,386
1,612	TopBuild Corp. *	306,941
		986,961
	FOOD - 2.1%
12,400	Fresh Del Monte Produce, Inc.	319,176
8,866	Hain Celestial Group, Inc. *	373,968
4,960	John B Sanfilippo & Son, Inc.	428,842
12,214	Phibro Animal Health Corp. ^	263,456
13,020	Tootsie Roll Industries, Inc. ^	401,146
7,874	TreeHouse Foods, Inc. *	393,857
		2,180,445
	FORESTRY, PAPER & WOOD PRODUCTS - 1.5%
7,378	Boise Cascade Company	368,457
11,470	Domtar Corp.	424,964
9,486	Louisiana-Pacific Corp.	451,628
5,890	Neenah, Inc.	325,835
		1,570,884
	GAS & WATER UTILITIES - 1.0%
8,184	Northwest Natural Holding Co.	392,750
6,634	ONE Gas, Inc.	444,279
19,654	Suburban Propane Partners LP	294,024
		1,131,053

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	HEALTHCARE FACILITIES & SERVICES - 2.0%
4,774	Acadia Healthcare Co., Inc. *	$263,716
55,490	Brookdale Senior Living, Inc. *	322,952
4,216	Ensign Group, Inc.	345,796
3,224	Magellan Health, Inc. * ^	300,864
6,200	Tenet Healthcare Corp. *	316,324
10,540	Tivity Health, Inc. * ^	250,852
2,418	US Physical Therapy, Inc.	283,486
		2,083,990
	HOME & OFFICE PRODUCTS - 0.7%
8,494	Herman Miller, Inc.	325,787
3,472	iRobot Corp.* ^	430,910
		756,697
	HOME CONSTRUCTION - 2.6%
3,410	American Woodmark Corp.	318,528
1,736	Cavco Industries, Inc. * ^	366,140
15,748	Forestar Group, Inc. *	335,275
3,782	Meritage Homes Corp. *	318,860
4,154	Patrick Industries, Inc.	327,875
15,624	PGT Innovations, Inc. *	368,570
12,648	Taylor Morrison Home Corp. *	347,946
22,072	Tri Pointe Homes, Inc. *	419,368
		2,802,562
	HOUSEHOLD PRODUCTS - 0.7%
7,564	Energizer Holdings, Inc.	316,175
5,022	Nu Skin Enterprises, Inc.	257,026
16,120	Revlon, Inc. *	182,640
		755,841
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
2,294	Chart Industries, Inc. *	328,248
5,332	Gibraltar Industries, Inc. *	465,750
1,674	Proto Labs, Inc. *	243,868
		1,037,866
	INDUSTRIAL SUPPORT SERVICES - 0.3%
4,278	WESCO International, Inc. *	343,438

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	INSURANCE - 2.5%
11,470	American Equity Investment Life Holding Co.	$316,916
3,038	eHealth, Inc. *	180,518
14,136	Employers Holdings, Inc.	470,587
7,378	FBL Financial Group, Inc.	420,841
59,086	Genworth Financial, Inc. *	184,348
5,084	Mercury General Corp.	296,906
14,756	ProAssurance Corp. ^	365,211
12,958	United Fire Group, Inc.	381,613
		2,616,940
	INTERNET MEDIA SERVICES - 0.2%
1,054	Stamps.com, Inc. *	191,754

	LEISURE FACILITIES & SERVICES - 2.5%
4,650	Brinker International, Inc.	318,944
13,516	Cinemark Holdings, Inc.	303,434
4,154	Dine Brands Global, Inc.	328,623
8,122	SeaWorld Entertainment, Inc. *	403,339
3,100	Shake Shack, Inc. *	367,288
5,766	St. Joe Co. * ^	290,203
4,216	Texas Roadhouse, Inc.	383,150
1,984	Wingstop, Inc.	270,122
		2,665,103
	LEISURE PRODUCTS - 0.6%
2,294	Fox Factory Holding Corp.*	291,682
2,914	Thor Industries, Inc.	341,113
		632,795
	MACHINERY - 4.2%
3,720	Alamo Group, Inc.	567,784
5,952	Astec Industries, Inc.	404,260
5,270	ESCO Technologies, Inc.	556,881
9,424	Franklin Electric Company, Inc.	707,365
2,790	John Bean Technologies Corp.	411,720
9,362	Kennametal, Inc. ^	349,764
47,678	Mueller Water Products, Inc.	614,569
6,138	Tennant Co.	467,716
9,114	Terex Corp.	375,315
		4,455,374
	MEDICAL EQUIPMENT & DEVICES - 3.6%
5,456	Avanos Medical, Inc. *	250,867
10,602	CryoLife, Inc. *	267,701
1,426	ICU Medical, Inc. *	295,895
5,332	Inogen, Inc. *	279,877
3,286	Integer Holdings Corp.*	289,792
16,368	Lantheus Holdings, Inc. *	305,754
3,596	LivaNova PLC *	278,834
9,300	Luminex Corp.	302,436
12,028	Myriad Genetics, Inc. *	366,734
13,082	Natus Medical, Inc. * ^	338,955
3,534	Neogen Corp. *	289,505
17,608	OraSure Technologies, Inc. * ^	186,645
14,322	Varex Imaging Corp. *	328,403
		3,781,398

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	METALS & MINING - 1.7%
44,330	Alliance Resource Partners LP	$265,093
17,050	Cleveland-Cliffs, Inc.	227,447
5,270	Compass Minerals International, Inc.	332,484
5,580	Encore Wire Corp.	365,657
33,976	Hecla Mining Co.	221,863
3,100	Kaiser Aluminum Corp.	353,710
		1,766,254
	OIL & GAS PRODUCERS - 3.4%
15,252	Callon Petroleum Co. * ^	389,994
22,196	Holly Energy Partners, LP	382,437
81,716	Kosmos Energy Ltd. ^	251,685
2,294	Murphy USA, Inc. *	285,947
84,134	NGL Energy Partners LP	201,080
12,090	PDC Energy, Inc. *	422,546
82,274	QEP Resources, Inc.	283,023
32,612	SM Energy Co.	452,002
59,582	Southwestern Energy Co. *	241,307
10,416	Sunoco LP	318,730
20,398	Viper Energy Partners LP	319,841
		3,548,592
	OIL & GAS SERVICES & EQUIPMENT - 2.7%
28,520	Archrock, Inc.	294,041
7,806	Dril-Quip, Inc. *	265,092
76,260	Frank’s International NV *	345,458
53,320	Helix Energy Solutions Group, Inc. *	261,268
36,704	MRC Global, Inc. * ^	320,793
3,286	Nabors Industries Ltd. ^	364,779
33,790	NOW, Inc. *	359,188
45,012	Oil States International, Inc. * ^	329,938
44,764	Patterson-UTI Energy, Inc.	331,254
		2,871,811
	PUBLISHING & BROADCASTING - 1.0%
135,656	Clear Channel Outdoor Holdings, Inc. *	233,328
19,964	EW Scripps Co.	375,722
7,688	John Wiley & Sons, Inc.	405,004
		1,014,054
	REAL ESTATE INVESTMENT TRUSTS- 8.2%
23,374	Acadia Realty Trust	442,002
13,578	American Assets Trust, Inc.	422,004
33,356	Brandywine Realty Trust	407,944
18,786	Columbia Property Trust, Inc.	265,258
38,812	CoreCivic, Inc.	278,670
32,364	DiamondRock Hospitality Co.	327,524
55,366	Diversified Healthcare Trust	249,147
30,690	GEO Group, Inc. ^	220,968
29,760	Independence Realty Trust, Inc.	417,830
19,778	Kite Realty Group Trust	379,144

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (continued) - 8.2%
10,540	LTC Properties, Inc.	$431,191
14,446	Office Properties Income Trust	365,339
14,446	Outfront Media, Inc.	292,965
13,516	Pebblebrook Hotel Trust	306,273
25,234	Piedmont Office Realty Trust, Inc.	430,492
6,448	PotlatchDeltic Corporation	327,236
6,572	QTS Realty Trust, Inc.	408,253
17,670	RLJ Lodging Trust	277,419
22,134	Service Properties Trust	284,201
29,264	Summit Hotel Properties, Inc.	302,882
25,358	Tanger Factory Outlet Centers, Inc. ^	399,135
20,770	Uniti Group, Inc.	247,371
23,436	Urban Edge Properties	386,694
18,352	Washington Real Estate Investment Trust	413,287
17,732	Xenia Hotels & Resorts, Inc.	354,108
		8,637,337
	RETAIL - CONSUMER STAPLES - 1.2%
5,208	Big Lots, Inc. ^	330,916
3,038	Ollie’s Bargain Outlet Holdings, Inc. *	251,182
3,224	PriceSmart, Inc.	310,955
8,122	Weis Markets, Inc.	434,121
		1,327,174
	RETAIL - DISCRETIONARY - 4.8%
16,678	Aaron’s Company, Inc. *	366,249
8,742	Buckle, Inc.	336,042
4,402	Children’s Place, Inc. ^	304,839
32,116	Designer Brands, Inc.	401,129
2,232	Group 1 Automotive, Inc. ^	340,246
12,152	Guess?, Inc.	306,352
9,610	La-Z-Boy, Inc.	409,482
992	Lithia Motors, Inc.	370,958
19,220	Michaels Cos., Inc. *	288,300
5,828	Monro, Inc.	361,278
558	RH *	273,626
20,460	Sally Beauty Holdings, Inc. * ^	329,406
2,976	Sleep Number Corp. *	408,099
6,820	Sonic Automotive, Inc. ^	314,470
8,990	Urban Outfitters, Inc. *	304,761
		5,115,237
	SEMICONDUCTORS - 4.2%
20,460	Amkor Technology, Inc. *	488,789
6,510	Cohu, Inc. ^	282,860
10,106	CTS Corp. ^	325,110
4,092	Diodes, Inc. *	321,304
3,782	II-VI, Inc. *	318,823
1,860	Inphi Corp. *	306,137
10,478	Kulicke & Soffa Industries, Inc.	522,433
7,502	MaxLinear, Inc.	298,355
5,022	Power Integrations, Inc.	443,794
20,770	Rambus, Inc. *	435,755
5,270	Semtech Corp. *	386,344
5,146	Silicon Motion Technology Corp. - ADR *	305,878
		4,435,582

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	SOFTWARE - 4.1%
18,848	Allscripts Healthcare Solutions, Inc. * ^	$290,825
5,208	Blackbaud, Inc.	358,415
7,130	CommVault Systems, Inc. *	454,395
7,068	Ebix, Inc. ^	172,318
4,650	Envestnet, Inc. *	297,693
12,772	FireEye, Inc. *	246,755
16,616	Inovalon Holdings, Inc. * ^	408,089
3,968	LivePerson, Inc. *	260,380
744	MicroStrategy, Inc. * ^	558,305
4,464	New Relic, Inc. *	272,929
15,624	NextGen Healthcare, Inc. * ^	292,169
9,114	Progress Software Corp.	387,710
3,472	SPS Commerce, Inc. *	349,735
		4,349,718
	SPECIALTY FINANCE - 1.6%
30,814	Apollo Commercial Real Estate Finance, Inc.	409,518
7,192	Encore Capital Group, Inc. * ^	240,357
68,572	Invesco Mortgage Capital, Inc. ^	266,745
992	LendingTree, Inc. * ^	266,719
8,432	Mr. Cooper Group, Inc.*	265,186
3,100	Walker & Dunlop, Inc.	308,946
		1,757,471
	STEEL - 1.0%
14,446	Allegheny Technologies, Inc. *	284,008
9,176	Carpenter Technology Corp. ^	373,096
6,200	Worthington Industries, Inc.	396,118
		1,053,222
	TECHNOLOGY HARDWARE - 3.8%
20,584	3D Systems Corp. * ^	737,731
12,276	Benchmark Electronics, Inc.	348,639
4,464	Cubic Corp. ^	310,025
4,960	Fabrinet *	438,117
8,432	Plantronics, Inc.	341,412
4,650	Plexus Corp. * ^	390,507
11,966	Sanmina Corp. *	426,229
8,928	Super Micro Computer, Inc. *	291,321
29,512	TTM Technologies, Inc. * ^	416,710
3,038	Vicor Corp. * ^	299,213
		3,999,904
	TECHNOLOGY SERVICES - 2.0%
7,192	Cardtronics PLC *	277,252
6,100	CSG Systems International, Inc.	281,515
4,650	Green Dot Corp. *	219,759
3,906	LiveRamp Holdings, Inc. *	246,703
22,816	Sabre Corp.	335,167
10,354	Sykes Enterprises, Inc.*	423,065
4,526	TTEC Holdings, Inc. ^	380,817
		2,164,278

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	TELECOMMUNICATIONS - 0.9%
7,564	8x8, Inc. *	$258,764
12,896	United States Cellular Corp.* ^	379,529
20,460	Vonage Holdings Corp.*	270,481
		908,774
	TRANSPORTATION & LOGISTICS - 0.9%
1,922	Allegiant Travel Co.	484,709
2,356	Saia, Inc. *	472,448
		957,157
	TRANSPORTATION EQUIPMENT - 0.3%
6,572	Navistar International Corp.*	289,563

	TOTAL COMMON STOCKS (Cost $81,744,143)	104,942,121

	COLLATERAL FOR SECURITIES LOANED - 9.8% ^^
	MONEY MARKET FUND - 9.8%
10,381,353	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	10,381,353
	TOTAL MONEY MARKET FUND (Cost $10,381,353)

	TOTAL INVESTMENTS - 109.2% (Cost $92,125,496)	$115,323,474
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2)%	(9,718,260)
	NET ASSETS - 100.0%	$105,605,214

^	All or a portion of this security is on loan as of February 28, 2021. The total value of securities on loan as of February 28, 2021 is $10,157,005.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of February 28, 2021 is $10,381,353.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on February 28, 2021.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending – Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2021 for the Fund’s assets and liabilities measured at fair value:

ISMD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$104,942,121	$—	$—	$104,942,121
Money Market Fund	10,381,353	—	—	10,381,353
Total	$115,323,474	$—	$—	$115,323,474

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$92,080,814	$24,963,774	$(1,721,114)	$23,242,660

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	COMMON STOCKS - 99.3%
	APPAREL & TEXTILE PRODUCTS - 0.7%
4,209	Cie Financiere Richemont SA	$407,185
1,449	Swatch Group AG	434,076
		841,261
	ASSET MANAGEMENT - 1.3%
15,544	Franklin Resources, Inc.	406,786
3,864	Groupe Bruxelles Lambert SA	385,341
168,291	Melrose Industries PLC	390,342
345	Partners Group Holding AG	415,578
		1,598,047
	AUTOMOTIVE - 1.7%
3,105	Aptiv PLC	465,253
9,715	BorgWarner, Inc.	437,175
2,818	Cie Generale des Etablissements Michelin	409,604
10,626	Nokian Renkaat OYJ	378,165
9,591	Valeo SA	340,399
		2,030,596
	BANKING - 5.9%
57,684	Bank Hapoalim BM	409,205
65,481	Bank Leumi Le-Israel BM	400,275
59,133	Commerzbank AG *	389,742
6,072	Commonwealth Bank of Australia	383,409
30,360	Credit Agricole SA	428,024
23,851	Danske Bank A/S	442,662
146,832	Investec PLC	401,847
61,341	Itau Unibanco Holding SA	281,332
5,313	KBC Group NV	384,485
3,616	Macquarie Group Ltd.	398,874
7,797	mBank SA *	463,868
370,323	Metropolitan Bank & Trust Co.	386,962
21,528	National Australia Bank Ltd.	410,674
118,611	Natixis SA	581,063
42,090	Nedbank Group Ltd.	363,008
29,946	People’s United Financial, Inc.	537,231
18,768	Raiffeisen Bank International AG *	383,170
		7,045,831
	BIOTECHNOLOGY & PHARMACEUTICAL - 1.4%
2,415	Alexion Pharmaceuticals, Inc. *	368,891
4,275	Incyte Corp. *	336,272
738	Regeneron Pharmaceuticals, Inc. *	332,521
1,911	Seagen, Inc. *	288,771
1,546	Vertex Pharmaceuticals, Inc. *	328,602
		1,655,057
	CHEMICALS - 6.1%
2,346	Air Liquide SA	355,093
1,599,558	AKR Corporindo Tbk PT	378,547
3,588	Akzo Nobel NV	372,624
3,243	Arkema SA	360,177

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	CHEMICALS (continued) - 6.1%
2,484	Avery Dennison Corp.	$435,222
4,899	Brenntag AG	382,116
10,074	CF Industries Holdings, Inc.	456,151
4,485	Croda International PLC	386,763
3,657	Eastman Chemical Co.	399,564
69	Givaudan SA	261,199
81,903	ICL Group Ltd.	475,194
8,418	Imerys SA	436,708
3,227	International Flavors & Fragrances, Inc.	437,291
11,454	Johnson Matthey PLC	489,223
40,917	K+S AG	458,806
4,209	LyondellBasell Industries NV	433,906
16,353	Mosaic Co.	480,778
2,622	PPG Industries, Inc.	353,498
		7,352,860
	COMMERCIAL SUPPORT SERVICES - 2.4%
13,907	Bureau Veritas SA	377,951
1,090	Cintas Corp.	353,531
6,624	Edenred	368,966
112,125	G4S PLC	380,618
4,830	Intertek Group PLC	361,681
5,658	Randstad Holding NV	380,058
3,878	Republic Services, Inc.	345,491
3,195	Waste Management, Inc.	354,294
		2,922,590
	CONSTRUCTION MATERIALS - 1.7%
17,043	ACC Ltd.	401,972
13,386	James Hardie Industries PLC - ADR	378,369
7,038	LafargeHolcim Ltd.	389,955
1,380	Martin Marietta Materials, Inc.	464,881
2,608	Vulcan Materials Co.	435,510
		2,070,687
	CONSUMER SERVICES - 0.2%
406,341	Cogna Educacao	274,148

	CONTAINERS & PACKAGING - 1.9%
33,534	Amcor Ltd. - ADR	369,699
47,127	Brambles Ltd.	361,209
7,659	International Paper Co.	380,269
16,284	Mondi PLC	392,611
8,418	Sealed Air Corp.	352,714
8,556	Westrock Co.	372,956
		2,229,458
	DIVERSIFIED INDUSTRIALS - 2.0%
14,076	Alfa Laval AB	437,859
3,084	Dover Corp.	380,134
4,692	Emerson Electric Co.	403,043
1,794	Honeywell International, Inc.	363,016
1,842	Illinois Tool Works, Inc.	372,416

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	DIVERSIFIED INDUSTRIALS (continued) - 2.0%
7,273	Pentair PLC	$406,779
		2,363,247
	ELECTRIC UTILITIES - 4.1%
386,676	Aboitiz Equity Ventures, Inc.	335,911
16,974	AES Corp.	450,829
38,088	AGL Energy Ltd.	276,300
8,273	Avangrid, Inc.	378,572
17,360	CenterPoint Energy, Inc.	337,478
139,104	Cia Energetica de Minas Gerais	299,771
38,295	Enel SpA	364,609
3,738	Entergy Corp.	324,496
12,431	FirstEnergy Corp.	411,963
270,549	NTPC Ltd.	395,045
102,810	Origin Energy Ltd.	358,180
4,769	Pinnacle West Capital Corp.	333,496
13,919	PPL Corp.	364,539
4,119	WEC Energy Group, Inc.	332,156
		4,963,345
	ELECTRICAL EQUIPMENT - 2.6%
14,007	ABB Ltd.	404,134
4,045	Allegion PLC	440,015
3,243	AMETEK, Inc.	382,577
8,225	Johnson Controls International PLC	458,873
4,692	Kone OYJ	376,336
11,247	Prysmian SpA	364,362
882	Roper Technologies, Inc.	333,061
1,380	Schindler Holding AG	378,345
		3,137,703
	ENGINEERING & CONSTRUCTION - 1.5%
14,145	Boskalis Westminster	437,471
23,322	Fluor Corp.	400,206
3,519	Jacobs Engineering Group, Inc.	404,967
8,059	Technip Energies N.V. - ADR *	102,108
3,706	Vinci SA	387,038
		1,731,790
	FOOD - 1.5%
12,381	Associated British Foods PLC	409,898
3,268	J M Smucker Co.	366,016
3,995	McCormick & Co., Inc.	336,699
38,433	Orkla ASA	356,393
303,807	Sime Darby Plantation Bhd	367,796
		1,836,802
	FOREST & PAPER PRODUCTS - 0.3%
10,215	UPM-Kymmene OYJ	391,808

	GAS & WATER UTILITIES - 0.5%
44,229	Cia de Saneamento Basico do Estado de Sao Paulo	293,085
16,668	NiSource, Inc.	360,029
		653,114

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 1.9%
3,808	AmerisourceBergen Corp.	$385,446
6,218	Centene Corp. *	364,002
3,312	DaVita, Inc. *	338,255
2,346	HCA Healthcare, Inc.	403,582
5,605	Henry Schein, Inc. *	346,669
8,073	Ramsay Health Care Ltd.	412,508
		2,250,462
	HOME & OFFICE PRODUCTS - 0.3%
9,011	Leggett & Platt, Inc.	389,906

	HOME CONSTRUCTION - 1.7%
5,154	DR Horton, Inc.	396,188
621	Geberit AG	367,812
4,630	Lennar Corp.	384,151
2,760	Mohawk Industries, Inc. *	482,972
10,557	Persimmon PLC	382,278
		2,013,401
	INDUSTRIAL SUPPORT SERVICES - 1.4%
7,659	Fastenal Co.	355,148
3,243	Ferguson PLC	382,310
24,150	Rexel SA	456,115
1,656	United Rentals, Inc. *	492,461
		1,686,034
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
3,367	Intercontinental Exchange, Inc.	371,414
3,174	London Stock Exchange Group PLC	426,806
		798,220
	INSURANCE - 3.8%
2,870	Assurant, Inc. ^	353,641
4,575	Cincinnati Financial Corp.	447,755
91,287	Direct Line Insurance Group PLC	409,177
17,526	Gjensidige Forsikring ASA	404,978
4,126	Globe Life, Inc.	385,368
102,603	Insurance Australia Group Ltd.	396,382
111,297	Legal & General Group PLC	403,482
405	Markel Corp. *	440,964
42,090	RSA Insurance Group PLC	397,446
9,108	Sampo OYJ	407,609
17,664	Unum Group	467,743
		4,514,545
	INTERNET MEDIA & SERVICES - 1.0%
1,863	Naspers Ltd	432,714
11,247	Trip.com Group Ltd. - ADR *	443,694
1,699	VeriSign, Inc. *	329,657
		1,206,065
	LEISURE FACILITIES & SERVICES - 0.4%
9,246	Whitbread PLC	438,866

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	MACHINERY - 2.0%
10,281	Flowserve Corp. ^	$380,397
23,322	IMI PLC	426,819
1,380	Parker-Hannifin Corp.	396,005
15,939	Sandvik AB	430,158
2,208	Snap-on, Inc. ^	448,467
26,634	WEG SA	373,006
		2,454,852
	MEDICAL EQUIPMENT & DEVICES - 4.8%
3,243	Agilent Technologies, Inc.	395,873
2,553	Cochlear Ltd.	417,859
2,484	Coloplast A/S	380,654
10,005	Demant A/S*	414,653
7,199	Dentsply Sirona, Inc.	382,051
4,382	Edwards Lifesciences Corp. *	364,144
2,415	Essilor International SA	395,729
759	IDEXX Laboratories, Inc. *	394,809
1,035	Illumina, Inc. *	454,789
483	Intuitive Surgical, Inc. *	355,874
345	Mettler-Toledo International, Inc.*	385,037
18,561	Smith & Nephew PLC	359,539
232,461	Top Glove Corp. Bhd	300,950
2,167	Varian Medical Systems, Inc.*	379,810
1,518	Waters Corp. *	415,750
		5,797,521
	METALS & MINING - 4.5%
3,642,234	Adaro Energy Tbk PT	301,814
11,730	Anglo American PLC	454,682
19,803	Antofagasta PLC	493,513
14,283	BHP Group PLC	453,198
11,040	Boliden AB	439,623
22,011	Fortescue Metals Group Ltd.	410,857
15,525	Freeport-McMoRan, Inc.	526,453
24,978	Fresnillo PLC	317,788
91,632	Grupo Mexico SAB de CV	434,617
18,492	Newcrest Mining Ltd.	352,759
6,231	Newmont Mining Corp.	338,842
81,489	Norsk Hydro ASA	454,189
5,106	Rio Tinto PLC	441,672
		5,420,007
	OIL & GAS PRODUCERS - 7.0%
17,664	Ampol Ltd.	336,143
24,909	Apache Corp.	491,455
21,914	Cabot Oil & Gas Corp.	405,628
6,555	Cheniere Energy, Inc. *	441,741
25,530	Cosan SA	374,220
24,426	Devon Energy Corp.	526,136
36,225	Eni SpA	416,923
7,383	EOG Resources, Inc.	476,646
27,628	EQT Corp.	491,502

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	OIL & GAS PRODUCERS (continued) - 7.0%
22,494	Equinor ASA	$426,399
26,765	Kinder Morgan, Inc.	393,446
7,245	Koninklijke Vopak NV	347,450
9,453	Marathon Petroleum Corp.	516,323
20,631	Occidental Petroleum Corp.	548,991
9,591	ONEOK, Inc.	424,785
69,138	Petroleo Brasileiro SA	276,153
3,312	Pioneer Natural Resources Co.	492,064
6,997	Valero Energy Corp.	538,629
17,787	Williams Cos., Inc.	406,255
		8,330,889
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
19,389	Halliburton Co.	423,262
15,318	Helmerich & Payne, Inc.	440,086
27,876	National Oilwell Varco, Inc.	420,928
40,296	TechnipFMC PLC	331,233
		1,615,509
	REAL ESTATE INVESTMENT TRUSTS - 7.3%
1,685	American Tower Corp.	364,179
9,733	Apartment Income REIT Corp. *	397,885
77,083	Apartment Investment & Management Co.	366,915
2,369	AvalonBay Communities, Inc.	416,352
3,942	Boston Properties, Inc.	390,770
59,547	British Land Co. PLC	407,605
4,278	COVIVIO	361,667
2,436	Crown Castle International Corp.	379,407
52,716	Dexus	363,233
538	Equinix, Inc.	348,807
6,569	Equity Residential	429,678
1,645	Essex Property Trust, Inc.	419,130
26,772	Goodman Group	343,237
111,160	GPT Group	367,477
12,677	Healthpeak Properties, Inc.	368,774
26,151	Kimco Realty Corp.	479,348
42,711	Land Securities Group PLC	397,100
36,363	Macerich Co. ^	469,810
3,802	Prologis, Inc.	376,664
1,635	Public Storage	382,492
4,485	Simon Property Group, Inc.	506,446
6,569	SL Green Realty Corp. ^	453,721
		8,790,697
	REAL ESTATE OWNERS & DEVELOPERS - 0.9%
22,218	Ayala Corp.	342,520
438,357	Ayala Land, Inc.	352,800
188,646	Mirvac Group	325,691
		1,021,011

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	RENEWABLE ENERGY - 0.3%
1,725	Vestas Wind Systems A/S	$325,079

	RETAIL - CONSUMER STAPLES - 0.9%
1,021	Costco Wholesale Corp.	337,951
3,394	Dollar Tree, Inc. *	333,291
163,185	Wm Morrison Supermarkets PLC	389,793
		1,061,035
	RETAIL - DISCRETIONARY - 4.1%
338	AutoZone, Inc. *	392,053
3,774	CarMax, Inc. *	451,031
3,871	Genuine Parts Co.	407,810
105,156	Kingfisher PLC *	390,188
9,729	Kohl’s Corp.	537,527
2,305	Lowe’s Cos, Inc.	368,224
213,210	Marks & Spencer Group PLC	422,988
4,209	Next PLC	444,876
814	O’Reilly Automotive, Inc. *	364,127
3,588	Pandora A/S	351,172
3,328	Ross Stores, Inc.	388,178
2,581	Tractor Supply Co.	410,276
		4,928,450
	SEMICONDUCTORS - 4.2%
2,622	Analog Devices, Inc.	408,560
825	ASML Holding NV	465,995
897	Broadcom Ltd.	421,473
10,143	Infineon Technologies AG	443,217
1,449	KLA Corp.	450,972
828	Lam Research Corp.	469,633
4,416	Maxim Integrated Products, Inc.	411,439
2,760	Microchip Technology, Inc.	421,259
683	NVIDIA Corp.	374,680
2,484	NXP Semiconductors NV	453,454
10,626	STMicroelectronics NV - ADR ^	412,926
2,553	Xilinx, Inc.	332,656
		5,066,264
	SOFTWARE - 3.1%
1,035	ANSYS, Inc. *	352,925
2,898	Cadence Design Systems, Inc. *	408,879
4,837	Cerner Corp.	334,430
1,104	Palo Alto Networks, Inc. *	395,574
48,507	Sage Group PLC	378,830
690	ServiceNow, Inc. *	368,087
2,225	Splunk, Inc. *	318,197
1,518	Synopsys, Inc. *	372,229
69,750	TOTVS SA	391,362
1,359	Veeva Systems, Inc. *	380,669
		3,701,182

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	SPECIALTY FINANCE - 0.3%
11,316	Housing Development Finance Corp Ltd	$391,044
2,977	Isracard Ltd.	10,200
		401,244
	STEEL - 0.7%
6,969	Nucor Corp.	416,886
44,505	Tata Steel Ltd.	433,119
		850,005
	TECHNOLOGY HARDWARE - 0.9%
1,311	Arista Networks, Inc. *	366,870
5,865	NetApp, Inc.	367,149
32,016	Telefonaktiebolaget LM Ericsson	401,720
		1,135,739
	TECHNOLOGY SERVICES - 3.3%
4,623	Cognizant Technology Solutions Corp.	339,698
407	CoStar Group, Inc. *	335,270
1,932	Equifax, Inc.	312,752
2,574	Fidelity National Information Services, Inc.	355,212
1,333	FleetCor Technologies, Inc. *	369,654
2,415	Gartner, Inc. *	432,382
23,598	Infosys Ltd.	402,468
3,988	Paychex, Inc.	363,187
9,798	Tata Consultancy Services Ltd.	385,907
1,849	Verisk Analytics, Inc.	302,958
16,499	Western Union Co.	383,107
		3,982,595
	TELECOMMUNICATIONS - 0.3%
41,075	Mobile TeleSystems PJSC - ADR	337,636

	TRANSPORTATION & LOGISTICS - 5.1%
3,115	Aeroports de Paris	397,760
1,743,906	AirAsia Group Bhd *	394,237
102,120	Babcock International Group PLC	370,784
4,037	CH Robinson Worldwide, Inc.	366,761
34,914	easyJet PLC	481,104
3,954	Expeditors International of Washington, Inc.	363,135
6,555	Fraport AG Frankfurt Airport Services Worldwide	416,123
22,908	Grupo Aeroportuario del Sureste SAB de CV *	427,310
2,663	JB Hunt Transport Services, Inc.	391,115
1,911	Kansas City Southern	405,782
1,656	Kuehne + Nagel International AG	394,564
1,635	Norfolk Southern Corp.	412,118
87,699	Royal Mail PLC	555,065
3,519	Ryanair Holdings PLC - ADR *	378,363
1,835	Union Pacific Corp.	377,936
		6,132,157
	TRANSPORTATION EQUIPMENT - 0.7%
4,354	PACCAR, Inc.	396,170
16,008	Volvo AB	413,535
		809,705

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	WHOLESALE - CONSUMER STAPLES - 0.3%
5,175	Sysco Corp.	$412,085

	WHOLESALE - DISCRETIONARY - 0.3%
11,661	Bunzl PLC	364,704

	TOTAL COMMON STOCKS (Cost $98,958,732)	119,334,209

	STOCK WARRANTS - 0.0%
	APPAREL & TEXTILE PRODUCTS - 0.0%
10,118	Cie Financiere Richemont SA*	3,576

	OIL & GAS PRODUCERS - 0.0%
2,243	Occidental Petroleum Corp. * ^	26,916

	TOTAL STOCK WARRANTS (Cost $5,561)	30,492

	SHORT-TERM INVESTMENT
	COLLATERAL FOR SECURITIES LOANED - 1.6% ^^
	MONEY MARKET FUND - 1.6%
1,905,627	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	1,905,627
	TOTAL MONEY MARKET FUND (Cost $1,905,627)

	TOTAL INVESTMENTS - 100.9% (Cost $100,869,920)	$121,270,328
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(1,049,780)
	NET ASSETS - 100.0%	$120,220,548

^	All or a portion of this security is on loan as of February 28, 2021. The total value of securities on loan as of February 28, 2021 is $1,865,805.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of February 28, 2021 is $1,905,627.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on February 28, 2021.

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending – Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2021 for the Fund’s assets and liabilities measured at fair value:

BLES
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$119,334,209	$—	$—	$119,334,209
Money Market Fund	1,905,627	—	—	1,905,627
Stock Warrant	30,492	—	—	30,492
Total	$121,270,328	$—	$—	$121,270,328

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$101,606,145	$25,079,546	$(5,415,363)	$19,664,183

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 96.7%
	ASSET MANAGEMENT - 1.4%
1,000,000	Charles Schwab Corp.	3.200	1/25/2028	$1,101,816
1,000,000	Charles Schwab Corp.	3.250	5/22/2029	1,106,703
				2,208,519
	AUTOMOTIVE - 0.8%
1,173,000	Aptiv PLC	4.250	1/15/2026	1,327,633

	BANKING - 2.2%
1,242,000	People’s United Financial, Inc.	3.650	12/6/2022	1,300,351
1,000,000	Westpac Banking Corp.	3.350	3/8/2027	1,116,614
1,000,000	Westpac Banking Corp.	3.400	1/25/2028	1,104,747
				3,521,712
	BIOTECHNOLOGY & PHARMACEUTICAL - 0.8%
1,173,000	Zoetis, Inc.	3.900	8/20/2028	1,327,106

	CHEMICALS - 2.3%
1,000,000	Air Liquide Finance SA	2.250	9/10/2029	1,038,174
1,426,000	LyondellBasell Industries NV	5.750	4/15/2024	1,614,348
1,000,000	Nutrien Ltd.	4.000	12/15/2026	1,135,123
				3,787,645
	COMMERCIAL SUPPORT SERVICES - 3.6%
1,426,000	Block Financial LLC	5.500	11/1/2022	1,506,332
1,173,000	Cintas Corp. No. 2	3.700	4/1/2027	1,324,046
1,337,000	Republic Services, Inc.	2.900	7/1/2026	1,439,570
1,426,000	Waste Connections, Inc.	3.500	5/1/2029	1,584,136
				5,854,084
	CONTAINERS & PACKAGING - 0.9%
1,262,000	International Paper Co.	3.000	2/15/2027	1,370,465

	DIVERSIFIED INDUSTRIALS - 2.0%
1,508,000	Honeywell International, Inc.	2.500	11/1/2026	1,621,801
1,473,000	Illinois Tool Works, Inc.	2.650	11/15/2026	1,589,408
				3,211,209
	ELECTRIC & GAS MARKETING & TRADING - 0.7%
1,049,000	Consolidated Edison Co. of New York, Inc.	4.000	12/1/2028	1,192,974

	ELECTRIC UTILITIES - 4.5%
1,426,000	CenterPoint Energy, Inc.	2.500	9/1/2022	1,469,524
1,426,000	Entergy Corp.	2.950	9/1/2026	1,526,328
1,753,000	PPL Capital Funding, Inc.	4.200	6/15/2022	1,822,328
1,403,000	PPL Capital Funding, Inc.	3.500	12/1/2022	1,466,506
906,000	WEC Energy Group, Inc.	3.550	6/15/2025	992,228
				7,276,914
	ELECTRICAL EQUIPMENT - 4.2%
1,688,000	Amphenol Corp.	4.350	6/1/2029	1,952,562
1,188,000	Amphenol Corp.	2.800	2/15/2030	1,243,890
1,211,000	Roper Technologies, Inc.	3.800	12/15/2026	1,368,127
2,027,000	Roper Technologies, Inc.	2.950	9/15/2029	2,152,448
				6,717,027
	FOOD - 2.5%
977,000	Conagra Brands, Inc.	4.850	11/1/2028	1,162,668
1,103,000	JM Smucker Co.	3.500	3/15/2025	1,205,956
1,560,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	1,758,913
				4,127,537

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	GAS & WATER UTILITIES - 1.0%
1,539,000	NiSource, Inc.	3.490	5/15/2027	$1,698,680

	HEALTHCARE FACILITIES & SERVICES - 1.7%
1,083,000	AmerisourceBergen Corp.	3.400	5/15/2024	1,169,113
1,423,000	AmerisourceBergen Corp.	3.250	3/1/2025	1,540,068
				2,709,181
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
1,500,000	Brookfield Finance, Inc.	4.850	3/29/2029	1,777,554
1,173,000	Cboe Global Markets, Inc.	3.650	1/12/2027	1,313,960
				3,091,514
	INSURANCE - 2.2%
1,673,000	Globe Life, Inc.	4.550	9/15/2028	1,963,801
1,426,000	Old Republic International Corp.	3.875	8/26/2026	1,607,370
				3,571,171
	MACHINERY - 1.9%
1,083,000	Parker-Hannifin Corp.	3.300	11/21/2024	1,178,739
1,730,000	Parker-Hannifin Corp.	3.250	6/14/2029	1,884,117
				3,062,856
	OIL & GAS PRODUCERS - 12.8%
1,403,000	EOG Resources, Inc.	2.625	3/15/2023	1,461,677
700,000	EOG Resources, Inc.	4.150	1/15/2026	792,003
1,207,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	1,259,160
1,083,000	Marathon Petroleum Corp.	3.625	9/15/2024	1,177,806
943,000	Noble Energy, Inc.	3.900	11/15/2024	1,045,003
1,000,000	Occidental Petroleum Corp.	3.000	2/15/2027	940,690
1,500,000	Occidental Petroleum Corp.	4.200	3/15/2048	1,280,625
1,173,000	ONEOK, Inc.	4.350	3/15/2029	1,295,489
1,083,000	ONEOK Partners LP	4.900	3/15/2025	1,211,424
1,819,000	Total Capital International SA	3.455	2/19/2029	2,017,383
1,423,000	Total Capital International SA	2.829	1/10/2030	1,510,054
1,000,000	Total Capital SA	3.883	10/11/2028	1,138,466
1,173,000	Valero Energy Corp.	3.400	9/15/2026	1,256,780
1,254,000	Williams Cos., Inc.	3.350	8/15/2022	1,295,875
1,402,000	Williams Cos., Inc.	4.300	3/4/2024	1,531,116
1,423,000	Williams Cos., Inc.	3.900	1/15/2025	1,549,692
				20,763,243
	OIL & GAS SERVICES & EQUIPMENT - 4.4%
1,487,000	Baker Hughes a GE Co. LLC	2.773	12/15/2022	1,548,357
1,426,000	Baker Hughes a GE Co. LLC	3.337	12/15/2027	1,570,223
1,183,000	Halliburton Co.	3.800	11/15/2025	1,315,450
1,426,000	National Oilwell Varco, Inc.	3.600	12/1/2029	1,484,310
1,000,000	Patterson-UTI Energy, Inc.	3.950	2/1/2028	946,821
				6,865,161
	REAL ESTATE INVESTMENT TRUSTS - 20.9%
594,000	American Homes 4 Rent LP	4.900	2/15/2029	692,506
1,233,000	American Tower Corp.	3.125	1/15/2027	1,329,833
1,403,000	AvalonBay Communities, Inc.	2.950	9/15/2022	1,446,642
1,426,000	AvalonBay Communities, Inc.	3.200	1/15/2028	1,549,307

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	REAL ESTATE INVESTMENT TRUSTS (continued) - 20.9%
1,173,000	Boston Properties LP	3.850	2/1/2023	$1,239,027
1,173,000	Boston Properties LP	2.750	10/1/2026	1,253,333
1,358,000	CC Holdings GS V LLC	3.849	4/15/2023	1,450,853
1,077,000	Crown Castle International Corp.	5.250	1/15/2023	1,168,182
1,000,000	Digital Realty Trust LP	4.450	7/15/2028	1,160,561
1,403,000	ERP Operating LP	3.000	4/15/2023	1,473,979
1,403,000	Kimco Realty Corp.	3.400	11/1/2022	1,461,126
1,173,000	Kimco Realty Corp.	2.700	3/1/2024	1,236,647
1,358,000	Prologis LP	3.750	11/1/2025	1,525,754
1,173,000	Prologis LP	3.875	9/15/2028	1,341,806
1,138,000	Prologis LP	2.250	4/15/2030	1,159,827
1,173,000	Realty Income Corp.	4.125	10/15/2026	1,343,935
1,125,000	Realty Income Corp.	3.000	1/15/2027	1,219,268
1,173,000	Realty Income Corp.	3.650	1/15/2028	1,305,779
1,426,000	Simon Property Group LP	2.750	2/1/2023	1,482,531
1,173,000	Simon Property Group LP	3.750	2/1/2024	1,267,847
1,473,000	Simon Property Group LP	3.250	11/30/2026	1,606,939
1,058,000	Ventas Realty LP	3.750	5/1/2024	1,147,383
1,173,000	Ventas Realty LP	3.500	2/1/2025	1,272,520
1,173,000	Ventas Realty LP	3.250	10/15/2026	1,267,092
1,058,000	Welltower, Inc.	4.500	1/15/2024	1,161,767
1,188,000	Welltower, Inc.	4.000	6/1/2025	1,320,278
				33,884,722
	RETAIL - CONSUMER STAPLES - 3.4%
1,327,000	Costco Wholesale Corp.	2.300	5/18/2022	1,358,465
1,423,000	Costco Wholesale Corp.	2.750	5/18/2024	1,522,736
1,195,000	Costco Wholesale Corp.	3.000	5/18/2027	1,312,030
1,188,000	Dollar Tree Inc	4.200	5/15/2028	1,357,061
				5,550,292
	RETAIL - DISCRETIONARY - 6.1%
1,583,000	AutoZone, Inc.	3.125	7/15/2023	1,672,588
1,133,000	AutoZone, Inc.	3.125	4/21/2026	1,230,185
1,173,000	AutoZone, Inc.	3.750	6/1/2027	1,316,701
1,426,000	Lowe’s Companies, Inc.	3.120	4/15/2022	1,460,807
1,173,000	Lowe’s Companies, Inc.	3.125	9/15/2024	1,266,112
1,153,000	Lowe’s Companies, Inc.	2.500	4/15/2026	1,222,423
1,634,000	Lowe’s Companies, Inc.	3.100	5/3/2027	1,797,632
				9,966,448
	SEMICONDUCTORS - 4.7%
1,173,000	Analog Devices, Inc.	3.900	12/15/2025	1,312,722
1,423,000	Broadcom Corp.	3.875	1/15/2027	1,556,275
1,173,000	Lam Research Corp.	3.800	3/15/2025	1,295,552
1,547,000	Lam Research Corp.	4.000	3/15/2029	1,785,325
1,426,000	Marvell Technology Group Ltd.	4.875	6/22/2028	1,675,370
				7,625,244

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	TRANSPORTATION & LOGISTICS - 6.2%
1,603,000	Norfolk Southern Corp.	3.000	4/1/2022	$1,639,474
1,209,000	Norfolk Southern Corp.	3.850	1/15/2024	1,304,211
1,353,000	Norfolk Southern Corp.	2.900	6/15/2026	1,468,161
1,173,000	Union Pacific Corp.	3.646	2/15/2024	1,263,068
1,372,000	Union Pacific Corp.	3.750	3/15/2024	1,490,840
1,173,000	Union Pacific Corp.	3.000	4/15/2027	1,273,713
1,423,000	Union Pacific Corp.	3.950	9/10/2028	1,627,812
				10,067,279
	WHOLESALE - CONSUMER STAPLES - 3.6%
1,423,000	Sysco Corp.	2.600	6/12/2022	1,464,067
1,308,000	Sysco Corp.	3.750	10/1/2025	1,446,695
1,398,000	Sysco Corp.	3.300	7/15/2026	1,526,711
1,273,000	Sysco Corp.	3.250	7/15/2027	1,395,547
				5,833,020

	TOTAL CORPORATE BONDS (Cost $155,855,001)			156,611,636

	TOTAL INVESTMENTS - 96.7% (Cost - $155,855,001)			$156,611,636
	OTHER ASSETS LESS LIABILITIES - 3.3%			5,346,430
	NET ASSETS - 100.0%			$161,958,066

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2021 for the Fund’s assets and liabilities measured at fair value:

IBD
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$156,611,636	$—	$156,611,636
Total	$—	$156,611,636	$—	$156,611,636

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$155,855,001	$2,048,382	$(1,291,747)	$756,635

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	COMMON STOCKS - 99.2%
	AUTOMOTIVE - 1.0%
11,684	Aptiv PLC	$1,750,731

	BANKING - 1.1%
40,204	Regions Financial Corp.	829,409
2,116	SVB Financial Group *	1,069,342
		1,898,751
	BIOTECHNOLOGY & PHARMACEUTICAL - 5.0%
8,832	Alexion Pharmaceuticals, Inc. *	1,349,088
4,415	Regeneron Pharmaceuticals, Inc. *	1,989,267
10,304	Vertex Pharmaceuticals, Inc. *	2,190,115
19,872	Zoetis, Inc.	3,084,929
		8,613,399
	CHEMICALS - 0.6%
6,992	International Flavors & Fragrances, Inc.	947,486

	COMMERCIAL SUPPORT SERVICES - 2.6%
4,232	Cintas Corp.	1,372,607
13,156	Republic Services, Inc.	1,172,068
17,480	Waste Management, Inc.	1,938,357
		4,483,032
	CONSTRUCTION MATERIALS - 1.1%
2,668	Martin Marietta Materials, Inc.	898,769
5,797	Vulcan Materials Co.	968,041
		1,866,810
	CONTAINERS & PACKAGING - 0.7%
10,120	International Paper Co.	502,458
6,440	Sealed Air Corp.	269,836
11,132	WestRock Co.	485,244
		1,257,538
	DIVERSIFIED INDUSTRIALS - 6.6%
6,164	Dover Corp.	759,775
24,748	Emerson Electric Co.	2,125,853
28,796	Honeywell International, Inc.	5,826,871
13,156	Illinois Tool Works, Inc.	2,659,880
		11,372,379
	ELECTRIC UTILITIES - 6.9%
10,212	Alliant Energy Corp.	471,386
20,056	American Electric Power Co., Inc.	1,501,192
22,162	CenterPoint Energy, Inc.	430,829
13,707	Consolidated Edison, Inc.	899,865
7,912	DTE Energy Co.	931,401
8,096	Entergy Corp.	702,814
79,672	NextEra Energy, Inc.	5,854,299
13,064	WEC Energy Group, Inc.	1,053,481
		11,845,267
	ELECTRICAL EQUIPMENT - 3.8%
9,660	AMETEK, Inc.	1,139,590

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 3.8%
12,604	Amphenol Corp.	$1,584,071
14,380	Fortive Corp.	946,492
30,728	Johnson Controls International PLC	1,714,315
7,544	Keysight Technologies, Inc. *	1,067,627
		6,452,095
	ENGINEERING & CONSTRUCTION - 0.0%
3,895	Technip Energies N.V. - ADR *	49,347

	ENTERTAINMENT CONTENT - 1.4%
22,356	Discovery, Inc. * ^	1,185,539
26,312	Discovery, Inc. - Class C *	1,184,040
		2,369,579
	FOOD - 0.5%
11,040	McCormick & Co., Inc.	930,451

	GAS & WATER UTILITIES - 0.2%
15,825	NiSource, Inc.	341,820

	HEALTHCARE FACILITIES & SERVICES - 2.5%
8,280	AmerisourceBergen Corp.	838,102
24,748	Centene Corp. *	1,448,748
6,072	Henry Schein, Inc. *	375,553
8,188	IQVIA Holdings, Inc. *	1,578,565
		4,240,968
	HOME CONSTRUCTION - 0.9%
13,340	DR Horton, Inc.	1,025,446
2,852	Mohawk Industries, Inc. *	499,071
		1,524,517
	INDUSTRIAL SUPPORT SERVICES - 0.5%
2,945	United Rentals, Inc. *	875,784

	INSURANCE - 0.8%
28,612	Aflac, Inc.	1,370,229

	MACHINERY - 3.9%
23,184	Caterpillar, Inc.	5,004,962
5,612	Parker-Hannifin Corp.	1,610,420
		6,615,382
	MEDICAL EQUIPMENT & DEVICES - 5.5%
12,880	Agilent Technologies, Inc.	1,572,262
3,404	Align Technology, Inc. *	1,930,442
26,588	Edwards Lifesciences Corp. *	2,209,463
5,060	Illumina, Inc. *	2,223,415
1,932	Teleflex, Inc.	769,168
2,576	Waters Corp. *	705,515
		9,410,265
	METALS & MINING - 2.4%
33,304	Newmont Goldcorp Corp.	1,811,072
31,280	Southern Copper Corp.	2,231,202
		4,042,274

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	OIL & GAS PRODUCERS - 2.2%
10,764	Cheniere Energy, Inc. *	$725,386
26,036	EOG Resources Inc	1,680,884
9,108	Pioneer Natural Resources Co.	1,353,176
		3,759,446
	OIL & GAS SERVICES & EQUIPMENT - 2.1%
40,572	Halliburton Co.	885,687
30,916	National Oilwell Varco, Inc.	466,832
62,008	Schlumberger NV	1,730,643
69,688	TechnipFMC PLC ^	572,835
		3,655,997
	REAL ESTATE INVESTMENT TRUSTS - 10.1%
5,888	Alexandria Real Estate Equities, Inc.	940,255
17,296	American Tower Corp.	3,738,184
17,388	Crown Castle International Corp.	2,708,181
3,496	Equinix, Inc.	2,266,596
14,904	Equity Residential	974,871
28,244	Prologis, Inc.	2,798,133
14,536	Realty Income Corp.	875,939
4,508	SBA Communications Corp.	1,150,126
12,696	Simon Property Group, Inc.	1,433,632
7,176	WP Carey, Inc.	491,843
		17,377,760
	RETAIL - CONSUMER STAPLES - 3.5%
18,216	Costco Wholesale Corp.	6,029,496

	RETAIL - DISCRETIONARY - 3.7%
29,440	Lowe’s Cos, Inc.	4,703,040
14,812	Ross Stores, Inc.	1,727,671
		6,430,711
	SEMICONDUCTORS - 12.0%
15,824	Analog Devices, Inc.	2,465,695
24,656	NVIDIA Corp.	13,525,788
11,868	NXP Semiconductors NV	2,166,503
6,440	Skyworks Solutions, Inc.	1,145,161
10,120	Xilinx, Inc.	1,318,636
		20,621,783
	SOFTWARE - 2.8%
3,496	ANSYS, Inc. *	1,192,101
3,956	Palo Alto Networks, Inc. *	1,417,474
10,671	SS&C Technologies Holdings, Inc.	707,274
6,164	Synopsys, Inc. *	1,511,474
		4,828,323
	STEEL - 0.5%
13,432	Nucor Corp.	803,502

	TECHNOLOGY HARDWARE - 1.4%
8,004	Garmin Ltd.	992,656
52,178	Hewlett Packard Enterprise Co.	759,711

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	TECHNOLOGY HARDWARE (continued) - 1.4%
9,384	NetApp, Inc.	$587,438
		2,339,805
	TECHNOLOGY SERVICES - 5.5%
21,988	Cognizant Technology Solutions Corp.	1,615,678
4,784	Equifax, Inc.	774,434
3,680	Gartner, Inc. *	658,867
12,696	Global Payments, Inc.	2,513,681
3,496	MSCI, Inc.	1,449,162
14,444	Paychex, Inc.	1,315,415
6,716	Verisk Analytics, Inc.	1,100,417
		9,427,654
	TRANSPORTATION & LOGISTICS - 5.7%
33,396	CSX Corp.	3,057,404
4,692	JB Hunt Transport Services, Inc.	689,114
29,348	Union Pacific Corp.	6,044,514
		9,791,032
	TRANSPORTATION EQUIPMENT - 0.7%
13,248	PACCAR, Inc.	1,205,435

	WHOLESALE - CONSUMER STAPLES - 1.0%
20,976	Sysco Corp	1,670,319

	TOTAL COMMON STOCKS (Cost $138,745,847)	170,199,367

	COLLATERAL FOR SECURITIES LOANED - 0.7% ^^
	MONEY MARKET FUND - 0.7%
1,184,636	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	1,184,636
	TOTAL MONEY MARKET FUND (Cost $1,184,636)

	TOTAL INVESTMENTS - 99.9% (Cost $139,930,483)	$171,384,003
	OTHER ASSETS LESS LIABILITIES - 0.1%	119,106
	NET ASSETS - 100.0%	$171,503,109

^	All or a portion of this security is on loan as of February 28, 2021. The total value of securities on loan as of February 28, 2021 is $1,157,158.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of February 28, 2021 is $1,184,636.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on February 28, 2021.

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending – Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2021 for the Fund’s assets and liabilities measured at fair value:

BIBL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$170,199,367	$—	$—	$170,199,367
Money Market Fund	1,184,636	—	—	1,184,636
Total	$171,384,003	$—	$—	$171,384,003

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$140,226,047	$32,879,051	$(1,721,095)	$31,157,956

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	COMMON STOCKS - 99.1%
	AEROSPACE & DEFENSE - 0.8%
76,656	Embraer SA - ADR ^ *	$674,573

	APPAREL & TEXTILE PRODUCTS - 1.4%
5,978	Cie Financiere Richemont SA	578,320
2,010	Swatch Group AG	602,134
		1,180,454
	ASSET MANAGEMENT - 1.9%
5,420	Groupe Bruxelles Lambert SA	540,514
237,924	Melrose Industries PLC	551,853
477	Partners Group Holding AG	574,581
		1,666,948
	AUTOMOTIVE - 3.8%
4,348	Aptiv PLC	651,504
4,082	Cie Generale des Etablissements Michelin	593,329
15,017	Nokian Renkaat OYJ	534,435
44,370	Tata Motors Ltd. - ADR	975,696
13,579	Valeo SA	481,940
		3,236,904
	BANKING - 12.4%
81,022	Bank Hapoalim BM *	574,763
92,664	Bank Leumi Le-Israel	566,440
83,650	Commerzbank AG *	551,332
8,560	Commonwealth Bank of Australia	540,511
42,931	Credit Agricole SA	605,254
33,609	Danske Bank A/S	623,765
7,674	HDFC Bank Ltd. - ADR *	607,320
38,274	ICICI Bank Ltd. - ADR *	635,731
207,572	Investec PLC	568,079
7,546	KBC Group NV	546,080
5,060	Macquarie Group Ltd.	558,159
122,272	Malayan Banking Bhd - ADR	531,883
11,003	mBank SA *	654,603
513,973	Metropolitan Bank & Trust Co.	537,066
30,476	National Australia Bank Ltd.	581,369
167,812	Natixis SA	822,094
59,095	Nedbank Group Ltd.	509,669
26,967	Raiffeisen Bank International AG	550,562
		10,564,680
	CHEMICALS - 8.0%
3,290	Air Liquide SA	497,978
2,262,794	AKR Corporindo Tbk PT	535,507
5,069	AKZO Nobel NV	526,430
4,572	Arkema SA	507,779
6,830	Brenntag AG	532,732
6,359	Croda International PLC	548,367

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	CHEMICALS (continued) - 8.0%
106	Givaudan SA	$401,261
115,851	ICL Group Ltd.	672,158
11,706	Imerys SA	607,282
16,225	Johnson Matthey PLC	693,002
57,891	K+S AG	649,137
5,936	LyondellBasell Industries NV	611,942
		6,783,575
	COMMERCIAL SUPPORT SERVICES - 3.1%
19,372	Bureau Veritas SA	526,473
9,282	Edenred	517,020
153,375	G4S PLC	520,645
6,856	Intertek Group PLC	513,393
8,047	Randstad Holding NV	540,531
		2,618,062
	CONSTRUCTION MATERIALS - 1.3%
18,885	James Hardie Industries PLC - ADR	533,804
9,966	LafargeHolcim Ltd.	552,187
		1,085,991
	CONSUMER SERVICES - 0.4%
554,866	Cogna Educacao - ADR	393,955

	CONTAINERS & PACKAGING - 1.9%
47,414	AMCOR PLC - ADR	522,721
66,679	Brambles Ltd.	511,067
23,059	Mondi PLC	555,958
		1,589,746
	DIVERSIFIED INDUSTRIALS - 1.4%
19,659	Alfa Laval AB	611,528
10,341	Pentair PLC	578,372
		1,189,900
	ELECTRIC UTILITIES - 3.2%
536,697	Aboitiz Equity Ventures, Inc.	466,236
53,872	AGL Energy Ltd.	390,801
193,016	Cia Energetica de Minas Gerais - ADR ^	407,264
54,187	Enel SpA	515,917
145,343	Origin Energy Ltd.	506,361
50,839	Tenaga Nasional Bhd - ADR	485,512
		2,772,091
	ELECTRICAL EQUIPMENT - 3.9%
19,822	ABB Ltd.	571,911
4,754	Allegion PLC	517,140
11,691	Johnson Controls International PLC	652,241
6,607	Kone OYJ	529,934
15,947	Prysmian SpA	516,624
2,002	Schindler Holding AG	548,875
		3,336,725

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	ENGINEERING & CONSTRUCTION - 1.5%
20,005	Boskalis Westminster	$618,707
10,756	Technip Energies N.V. - ADR *	136,279
5,155	Vinci SA	538,365
		1,293,351
	FOOD - 1.3%
17,908	Associated British Foods PLC	592,881
54,410	Orkla ASA	504,550
		1,097,431
	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
14,640	UPM-Kymmene OYJ	561,533

	GAS & WATER UTILITIES - 0.5%
62,480	Cia de Saneamento Basico do Estado de Sao Paulo - ADR ^	412,368

	HEALTHCARE FACILITIES & SERVICES - 0.7%
11,367	Ramsay Health Care Ltd.	580,822

	HOME CONSTRUCTION - 1.3%
893	Geberit AG	528,915
14,894	Persimmon PLC	539,324
		1,068,239
	INDUSTRIAL SUPPORT SERVICES - 1.4%
4,541	Ferguson PLC	535,329
34,197	Rexel SA	645,870
		1,181,199
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
4,513	London Stock Exchange Group PLC	606,860

	INSURANCE - 4.0%
129,066	Direct Line Insurance Group PLC	578,514
24,789	Gjensidige Forsikring ASA	572,807
145,044	Insurance Australia Group Ltd.	560,343
157,298	Legal & General Group PLC	570,249
59,479	RSA Insurance Group PLC *	561,647
12,858	Sampo OYJ	575,432
		3,418,992
	INTERNET MEDIA & SERVICES - 1.5%
2,597	Naspers Ltd.	603,198
15,902	Trip.com Group Ltd. - ADR *	627,334
		1,230,532
	LEISURE FACILITIES & SERVICES - 0.7%
13,097	Whitbread PLC	621,656

	MACHINERY - 1.4%
33,464	IMI PLC	612,429
22,055	Sandvik AB	595,215
		1,207,644

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 3.7%
3,590	Cochlear Ltd.	$587,588
3,513	Coloplast A/S	538,340
14,194	Demant A/S *	588,265
3,405	EssilorLuxottica SA	557,954
26,244	Smith & Nephew PLC	508,364
82,381	Top Glove Corp Bhd - ADR	419,319
		3,199,830
	METALS & MINING - 8.5%
5,152,448	Adaro Energy Tbk PT	426,958
16,611	Anglo American PLC	643,881
28,004	Antofagasta PLC	697,892
20,318	BHP Group PLC	644,688
15,639	Boliden AB	622,760
31,084	Fortescue Metals Group Ltd.	580,213
35,338	Fresnillo PLC	449,595
129,216	Grupo Mexico SAB de CV	612,881
26,104	Newcrest Mining Ltd.	497,968
115,300	Norsk Hydro ASA	642,638
7,194	Rio Tinto PLC	622,285
66,473	Vedanta Ltd. - ADR	747,821
		7,189,580
	OIL & GAS PRODUCERS - 3.5%
24,979	Ampol Ltd.	475,346
51,294	Eni SpA	590,356
31,865	Equinor ASA	604,036
10,260	Koninklijke Vopak NV	492,042
47,868	Petroleo Brasileiro SA - ADR	379,593
115,480	Ultrapar Participacoes SA - ADR	403,025
		2,944,398
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
57,011	TechnipFMC PLC	468,630

	REAL ESTATE INVESTMENT TRUSTS - 3.7%
84,160	British Land Co. PLC	576,084
6,005	Covivio	507,670
74,496	Dexus	513,306
37,904	Goodman Group	485,958
156,454	GPT Group	517,211
60,372	Land Securities Group PLC	561,301
		3,161,530
	REAL ESTATE OWNERS & DEVELOPERS - 1.7%
30,864	Ayala Corp.	475,809
608,344	Ayala Land, Inc.	489,609
266,732	Mirvac Group	460,504
		1,425,922

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	RENEWABLE ENERGY - 0.6%
2,471	Vestas Wind Systems A/S	$465,663

	RETAIL - CONSUMER STAPLES - 1.3%
37,145	Cia Brasileira de Distribuicao - ADR ^	556,061
230,701	Wm Morrison Supermarkets PLC	551,065
		1,107,126
	RETAIL - DISCRETIONARY - 2.7%
148,647	Kingfisher PLC *	551,564
301,414	Marks & Spencer Group PLC	597,977
5,937	Next PLC	627,520
5,038	Pandora A/S	493,089
		2,270,150
	SEMICONDUCTORS - 2.9%
1,132	ASML Holding NV	639,401
14,318	Infineon Technologies AG	625,651
3,539	NXP Semiconductors NV	646,044
14,741	STMicroelectronics NV - ADR ^	572,835
		2,483,931
	SOFTWARE - 0.6%
68,552	Sage Group PLC	535,377

	SPECIALTY FINANCE - 0.0%
1,663	Isracard Ltd.	5,697

	TECHNOLOGY HARDWARE - 0.7%
45,287	Telefonaktiebolaget LM Ericsson	568,237

	TECHNOLOGY SERVICES - 1.4%
33,322	Infosys Ltd. - ADR	570,473
100,079	Wipro Ltd. - ADR	613,484
		1,183,957
	TELECOMUNICATIONS - 1.1%
59,456	Mobile TeleSystems PJSC ADR	488,728
59,912	Telefonica Brasil SA ADR	471,507
		960,235
	TRANSPORTATION & LOGISTICS - 5.7%
4,333	Aeroports de Paris	553,289
144,386	Babcock International Group PLC	524,246
49,347	easyJet PLC	679,986
9,230	Fraport AG Frankfurt Airport Services Worldwide	585,937
32,309	Grupo Aeroportuario del Sureste SAB de CV *	602,670
2,354	Kuehne + Nagel International AG	560,872
123,946	Royal Mail PLC	784,479
4,961	Ryanair Holdings PLC - ADR *	533,407
		4,824,886

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	TRANSPORTATION EQUIPMENT - 0.7%
22,624	Volvo AB	$584,446

	WHOLESALE - DISCRETIONARY - 0.6%
16,437	Bunzl PLC	514,076

	TOTAL COMMON STOCKS (Cost $69,337,335)	84,267,902

	STOCK WARRANT - 0.0%
	APPAREL & TEXTILE PRODUCTS - 0.0%
12,580	Cie Financiere Richemont SA*	4,447
	TOTAL STOCK WARRANT (Cost $6,914)

	COLLATERAL FOR SECURITIES LOANED - 2.0% ^^
	MONEY MARKET FUND - 2.0%
1,700,536	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	1,700,536
	TOTAL MONEY MARKET FUND (Cost $1,700,536)

	TOTAL INVESTMENTS - 101.1% (Cost $71,044,785)	$85,972,885
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(950,945)
	NET ASSETS - 100.0%	$85,021,940

^	All or a portion of this security is on loan as of February 28, 2021. The total value of securities on loan as of February 28, 2021 is $1,636,396.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of February 28, 2021 is $1,700,536.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on February 28, 2021.

ADR - American Depositary Receipt

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending – Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2021 for the Fund’s assets and liabilities measured at fair value:

WWJD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$84,267,902	$—	$—	$84,267,902
Money Market Fund	1,700,536	—	—	1,700,536
Stock Warrant	4,447	—	—	4,447
Total	$85,972,885	$—	$—	$85,972,885

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$71,179,104	$16,308,878	$(1,515,097)	$14,793,781

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	COMMON STOCKS - 79.7%
	AUTOMOTIVE - 0.8%
4,320	Aptiv PLC	$647,309

	BANKING - 0.9%
14,760	Regions Financial Corp.	304,499
840	SVB Financial Group *	424,502
		729,001
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.0%
3,240	Alexion Pharmaceuticals, Inc. *	494,910
1,560	Regeneron Pharmaceuticals, Inc. *	702,889
3,720	Vertex Pharmaceuticals, Inc. *	790,686
7,320	Zoetis Inc.	1,136,357
		3,124,842
	CHEMICALS - 0.4%
2,520	International Flavors & Fragrances, Inc.	341,485

	COMMERCIAL SUPPORT SERVICES - 2.1%
1,560	Cintas Corp.	505,970
4,800	Republic Services, Inc.	427,632
6,360	Waste Management, Inc.	705,260
		1,638,862
	CONSTRUCTION MATERIALS - 0.9%
960	Martin Marietta Materials, Inc.	323,395
2,160	Vulcan Materials Co.	360,698
		684,093
	CONTAINERS & PACKAGING - 0.6%
3,720	International Paper Co.	184,698
2,400	Sealed Air Corp.	100,560
4,080	Westrock Co.	177,847
		463,105
	DIVERSIFIED INDUSTRIALS - 5.4%
2,280	Dover Corp.	281,033
9,000	Emerson Electric Co.	773,100
10,560	Honeywell International, Inc.	2,136,816
4,800	Illinois Tool Works, Inc.	970,464
		4,161,413
	ELECTRIC UTILITIES - 5.6%
3,720	Alliant Energy Corp.	171,715
7,320	American Electric Power Co., Inc.	547,902
8,040	CenterPoint Energy, Inc.	156,298
5,040	Consolidated Edison, Inc.	330,876
2,880	DTE Energy Co.	339,034
3,000	Entergy Corp.	260,430
29,160	NextEra Energy, Inc.	2,142,677
4,800	WEC Energy Group, Inc.	387,072
		4,336,004
	ELECTRICAL EQUIPMENT - 3.0%
3,480	AMETEK, Inc.	410,536
4,560	Amphenol Corp.	573,101
5,280	Fortive Corp.	347,530
11,280	Johnson Controls International PLC	629,311
2,760	Keysight Technologies, Inc. *	390,595
		2,351,073

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	ENGINEERING & CONSTRUCTION - 0.0%
1,415	Technip Energies N.V. - ADR *	$17,928

	ENTERTAINMENT CONTENT - 1.1%
8,160	Discovery, Inc. *	432,725
9,720	Discovery, Inc. * - Class C	437,400
		870,125
	FOOD - 0.4%
4,080	McCormick & Co., Inc.	343,862

	GAS & WATER UTILITIES - 0.2%
5,760	NiSource, Inc.	124,416

	HEALTHCARE FACILITIES & SERVICES - 2.0%
3,000	AmerisourceBergen Corp.	303,660
9,000	Centene Corp. *	526,860
2,280	Henry Schein, Inc. *	141,018
3,000	IQVIA Holdings, Inc. *	578,370
		1,549,908
	HOME CONSTRUCTION - 0.7%
4,920	DR Horton, Inc.	378,200
1,080	Mohawk Industries, Inc. *	188,989
		567,189
	INDUSTRIAL SUPPORT SERVICES - 0.4%
1,080	United Rentals, Inc. *	321,170

	INSURANCE - 0.6%
10,440	Aflac, Inc.	499,972

	MACHINERY - 3.1%
8,520	Caterpillar, Inc.	1,839,298
2,040	Parker-Hannifin Corp.	585,398
		2,424,696
	MEDICAL EQUIPMENT & DEVICES - 4.4%
4,680	Agilent Technologies, Inc.	571,288
1,200	Align Technology, Inc. *	680,532
9,720	Edwards Lifesciences Corp. *	807,732
1,800	Illumina, Inc. *	790,938
720	Teleflex, Inc.	286,646
960	Waters Corp. *	262,925
		3,400,061
	METALS & MINING - 1.9%
12,120	Newmont Corp.	659,086
11,400	Southern Copper Corp.	813,162
		1,472,248
	OIL & GAS PRODUCERS - 1.8%
3,960	Cheniere Energy, Inc. *	266,864
9,480	EOG Resources, Inc.	612,029
3,360	Pioneer Natural Resources Co.	499,195
		1,378,088
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
14,880	Halliburton Co.	324,830
5,760	National Oilwell Varco, Inc.	86,976
22,680	Schlumberger NV	632,999
7,200	TechnipFMC PLC ^	59,184
		1,103,989

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 8.2%
2,160	Alexandria Real Estate Equities, Inc.	$344,930
6,360	American Tower Corp.	1,374,587
6,360	Crown Castle International Corp.	990,570
1,320	Equinix, Inc.	855,809
5,400	Equity Residential	353,214
10,320	Prologis, Inc.	1,022,402
5,280	Realty Income Corp.	318,173
1,680	SBA Communications Corp.	428,618
4,680	Simon Property Group, Inc.	528,466
2,640	WP Carey, Inc.	180,946
		6,397,715
	RETAIL - CONSUMER STAPLES - 2.8%
6,600	Costco Wholesale Corp.	2,184,600

	RETAIL - DISCRETIONARY - 3.0%
10,800	Lowe’s Cos., Inc.	1,725,300
5,400	Ross Stores, Inc.	629,856
		2,355,156
	SEMICONDUCTORS - 9.7%
5,760	Analog Devices, Inc.	897,523
9,000	NVIDIA Corp.	4,937,220
4,320	NXP Semiconductors NV	788,616
2,280	Skyworks Solutions, Inc.	405,430
3,720	Xilinx, Inc.	484,716
		7,513,505
	SOFTWARE - 2.3%
1,320	ANSYS, Inc. *	450,107
1,440	Palo Alto Networks, Inc. *	515,966
3,960	SS&C Technologies Holdings, Inc.	262,469
2,280	Synopsys, Inc. *	559,079
		1,787,621
	STEEL - 0.4%
4,920	Nucor Corp.	294,314

	TECHNOLOGY HARDWARE - 1.1%
2,880	Garmin Ltd.	357,178
19,196	Hewlett Packard Enterprise Co.	279,494
3,480	NetApp, Inc.	217,848
		854,520
	TECHNOLOGY SERVICES - 4.5%
8,040	Cognizant Technology Solutions Corp.	590,779
1,800	Equifax, Inc.	291,384
1,320	Gartner, Inc. *	236,333
4,680	Global Payments, Inc.	926,593
1,320	MSCI, Inc.	547,166
5,280	Paychex, Inc.	480,850
2,400	Verisk Analytics, Inc.	393,240
		3,466,345
	TRANSPORTATION & LOGISTICS - 4.6%
12,240	CSX Corp.	1,120,572
1,680	JB Hunt Transport Services, Inc.	246,742
10,680	Union Pacific Corp.	2,199,653
		3,566,967
	TRANSPORTATION EQUIPMENT - 0.6%
4,800	PACCAR, Inc.	436,752

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	WHOLESALE - CONSUMER STAPLES - 0.8%
7,680	Sysco Corp.	$611,558

	TOTAL COMMON STOCKS (Cost $57,790,169)	62,019,892

	EXCHANGE TRADED FUND - 19.1%
	FIXED INCOME - 19.1%
218,040	Vanguard Intermediate-Term Treasury ETF	14,846,344
	TOTAL EXCHANGE TRADED FUND (Cost $15,318,260)

	COLLATERAL FOR SECURITIES LOANED - 0.1% ^^
	MONEY MARKET FUND - 0.1%
55,755	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	55,755
	TOTAL MONEY MARKET FUND (Cost $55,755)

	TOTAL INVESTMENTS - 98.9% (Cost $73,164,184)	$76,921,991
	OTHER ASSETS LESS LIABILITIES - 1.1%	888,917
	NET ASSETS - 100.0%	$77,810,908

^	All or a portion of this security is on loan as of February 28, 2021. The total value of securities on loan as of February 28, 2021 is $54,162.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of February 28, 2021 is $55,755.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on February 28, 2021.

ADR - American Depositary Receipt

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending – Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2021 for the Fund’s assets and liabilities measured at fair value:

RISN
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$62,019,892	$—	$—	$62,019,892
Exchange Traded Fund	14,846,344	—	—	14,846,344
Money Market Fund	55,755	—	—	55,755
Total	$76,921,991	$—	$—	$76,921,991

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$74,047,426	$6,136,286	$(3,261,721)	$2,874,565

Inspire Faithward Mid Cap Momentum ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	COMMON STOCKS - 99.4%
	ADVERTISING & MARKETING - 4.0%
11,008	Jumia Technologies A.G. - ADR *	$487,764
17,286	Magnite, Inc. *	844,767
		1,332,531
	ASSET MANAGEMENT - 4.0%
13,459	Artisan Partners Asset Management, Inc.	639,303
12,943	Freedom Holding Corp. *	698,793
		1,338,096
	AUTOMOTIVE - 1.6%
14,534	Niu Technologies - ADR *	543,281

	BEVERAGES - 3.6%
11,911	Celsius Holdings, Inc. *	709,062
10,320	National Beverage Corp.	491,851
		1,200,913
	BIOTECHNOLOGY & PHARMACEUTICALS - 9.4%
14,061	Halozyme Therapeutics, Inc. *	636,260
5,074	Kodiak Sciences, Inc. *	654,597
3,741	Twist Bioscience Corp. *	514,911
4,601	Ultragenyx Pharmaceutical, Inc. *	651,226
3,999	United Therapeutics Corp. *	668,553
		3,125,547
	CHEMICALS - 2.1%
2,193	WD-40 Co.	683,668

	ELECTRICAL EQUIPMENT- 1.9%
7,009	Alarm.com Holdings, Inc. *	615,951

	ENGINEERING & CONSTRUCTION - 1.9%
3,268	TopBuild Corp. *	622,260

	HEALTHCARE FACILITIES & SERVICES - 3.4%
16,813	AdaptHealth Corp. *	517,336
2,322	Amedisys, Inc. *	588,952
		1,106,288
	HOME & OFFICE PRODUCTS - 2.0%
5,418	iRobot Corp. *	672,428

	INDUSTRIAL SUPPORT SERVICES - 2.0%
2,752	Watsco, Inc.	669,011

	INSURANCE - 2.0%
5,074	Goosehead Insurance, Inc.	657,286

	INTERNET MEDIA & SERVICES - 6.5%
3,010	Fiverr International Ltd. *	812,610
2,838	Stamps.com, Inc. *	516,317
15,050	Upwork, Inc. *	810,894
		2,139,821
	LEISURE FACILITIES & SERVICES - 1.8%
4,386	Wingstop, Inc.	597,154

	LEISURE PRODUCTS - 6.0%
19,436	Camping World Holdings, Inc.	608,347
5,719	Thor Industries, Inc.	669,466
10,062	YETI Holdings, Inc. *	691,964
		1,969,777

Inspire Faithward Mid Cap Momentum ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	MACHINERY - 2.3%
5,848	AGCO Corp.	$757,199

	MEDICAL EQUIPMENT & DEVICES - 4.0%
8,385	CareDx, Inc. *	663,086
6,278	STAAR Surgical Co. *	652,975
		1,316,061
	REAL ESTATE SERVICES - 2.1%
11,696	eXp World Holdings, Inc. *	706,321

	RENEWABLE ENERGY - 6.7%
6,493	Daqo New Energy Corp. - ADR *	676,895
30,788	FuelCell Energy, Inc. *	521,549
6,837	Renewable Energy Group, Inc. *	531,713
13,889	SunPower Corp. *	482,921
		2,213,078
	RETAIL - CONSUMER STAPLES - 1.9%
15,695	BJ’s Wholesale Club Holdings, Inc. *	630,625

	RETAIL - DISCRETIONARY- 2.2%
4,730	Freshpet, Inc. *	737,312

	SEMICONDUCTORS - 12.5%
15,867	FormFactor, Inc. *	719,886
7,783	II-VI, Inc. *	656,107
3,827	Inphi Corp. *	629,886
15,738	Lattice Semiconductor Corp. *	757,313
10,750	MACOM Technology Solutions Holdings, Inc. *	691,763
7,955	Power Integrations, Inc.	702,983
		4,157,938
	SOFTWARE - 11.0%
3,741	Bandwidth, Inc. *	592,425
4,988	Blackline, Inc. *	618,612
11,266	Digital Turbine, Inc. *	930,233
1,075	MicroStrategy, Inc. *	806,690
10,406	Sprout Social, Inc. *	707,295
		3,655,255
	SPECIALTY FINANCE - 2.0%
11,180	PennyMac Financial Services, Inc.	661,968

	TECHNOLOGY HARDWARE - 2.5%
7,310	Kornit Digital Ltd.	826,980

	TOTAL COMMON STOCKS (Cost $30,902,084)	32,936,749

	TOTAL INVESTMENTS - 99.4% (Cost $30,902,084)	$32,936,749
	OTHER ASSETS LESS LIABILITIES - 0.6%	212,967
	NET ASSETS - 100.0%	$33,149,716

*       Non-Income producing security.

ADR - American Depositary Receipt

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2021 for the Fund’s assets and liabilities measured at fair value:

GLRY
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$32,936,749	$—	$—	$32,936,749
Total	$32,936,749	$—	$—	$32,936,749

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$30,902,084	$3,055,018	$(1,020,353)	$2,034,665

Inspire Faithward Large Cap Momentum ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	COMMON STOCKS - 98.3%
	ADVERTISING & MARKETING - 1.2%
410	Trade Desk, Inc. *	$330,210

	ASSET MANAGEMENT - 3.5%
6,191	Futu Holdings Ltd. - ADR *	945,923

	AUTOMOTIVE - 1.2%
7,134	NIO, Inc. - ADR *	326,595

	BIOTECHNOLOGY & PHARMACEUTICALS - 9.3%
2,911	BioNTech S.E. - ADR *	317,386
2,050	CRISPR Therapeutics A.G. *	257,665
8,405	Genmab A/S - ADR *	284,677
4,387	Horizon Therapeutics PLC *	398,822
2,132	Moderna, Inc. *	330,055
1,271	Novavax, Inc. *	293,893
5,002	Vir Biotechnology, Inc. *	313,275
2,173	Zoetis, Inc.	337,337
		2,533,110
	CABLE & SATELLITE - 2.3%
328	Cable One, Inc.	628,071

	COMMERCIAL SUPPORT SERVICES - 1.4%
11,193	Rollins, Inc.	371,272

	E-COMMERCE DISCRETIONARY - 4.9%
3,977	Chewy, Inc. *	403,904
2,378	Pinduoduo, Inc. - ADR *	407,018
13,735	Vipshop Holdings Ltd. - ADR *	512,590
		1,323,512
	ELECTRIC UTILITIES - 1.8%
6,601	NextEra Energy, Inc.	485,041

	ELECTRICAL EQUIPMENT - 2.5%
2,091	Generac Holdings, Inc. *	689,110

	ENGINEERING & CONSTRUCTION - 2.3%
7,462	Quanta Services, Inc.	625,689

	FORESTRY, PAPER & WOOD PRODUCTS - 1.9%
5,658	Trex Company, Inc. *	518,499

	HEALTH CARE FACILITIES & SERVICES - 1.0%
1,271	Teladoc Health, Inc. *	281,005

	INDUSTRIAL SUPPORT SERVICES - 2.0%
11,685	Fastenal Co.	541,833

	INSURANCE - 2.6%
15,744	Brown & Brown, Inc.	722,650

	INTERNET MEDIA & SERVICES - 1.4%
287	Shopify, Inc. *	367,638

	LEISURE FACILITIES & SERVICES - 1.4%
1,066	Domino’s Pizza, Inc.	369,380

Inspire Faithward Large Cap Momentum ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	LEISURE PRODUCTS - 1.2%
2,747	Peloton Interactive, Inc. *	$330,931

	MACHINERY - 2.0%
7,790	Graco, Inc.	540,237

	MEDICAL EQUIPMENT & DEVICES - 9.4%
1,927	10X Genomics, Inc. *	342,987
574	Bio-Rad Laboratories, Inc. *	335,503
697	IDEXX Laboratories, Inc. *	362,558
2,050	Novocure Ltd. *	305,655
1,312	Quidel Corp. *	215,509
1,640	Repligen Corp. *	348,320
1,681	ResMed, Inc.	324,063
1,148	West Pharmaceutical Services, Inc.	322,186
		2,556,781
	RENEWABLE ENERGY - 2.4%
1,804	Enphase Energy, Inc. *	317,612
1,148	SolarEdge Technologies, Inc. *	342,460
		660,072
	RETAIL - CONSUMER STAPLES - 3.8%
1,517	Costco Wholesale Corp.	502,127
2,788	Dollar General Corp.	526,904
		1,029,031
	RETAIL - DISCRETIONARY - 2.9%
1,230	Lululemon Athletica, Inc. *	383,366
820	RH *	402,103
		785,469
	SEMICONDUCTORS - 6.4%
3,321	Entegris, Inc.	349,402
1,148	KLA Corp.	357,292
656	NVIDIA Corp.	359,869
2,665	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	335,630
36,244	United Microelectronics Corp. - ADR	355,191
		1,757,384
	SOFTWARE - 17.4%
2,501	Cadence Design Systems, Inc. *	352,866
4,223	Cloudflare, Inc. *	312,375
1,558	Crowdstrike Holdings, Inc. *	336,528
3,321	Datadog, Inc. *	316,857
1,476	DocuSign, Inc. *	334,550
2,009	Five9, Inc. *	372,147
2,296	Fortinet, Inc. *	387,680
861	RingCentral, Inc. *	325,596
615	ServiceNow, Inc. *	328,078
1,804	Twilio, Inc. *	708,756
779	Tyler Technologies, Inc. *	361,004
1,189	Veeva Systems, Inc. *	333,051
1,312	Zscaler, Inc. *	268,999
		4,738,487
	TECHNOLOGY HARDWARE - 4.1%
3,198	Logitech International S.A.	345,512
1,066	Ubiquiti, Inc.	339,969
861	Zebra Technologies Corp. *	430,009
		1,115,490

Inspire Faithward Large Cap Momentum ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	TECHNOLOGY SERVICES - 6.6%
1,189	MarketAxess Holdings, Inc.	$661,013
1,640	MSCI, Inc.	679,813
2,911	Verisk Analytics, Inc.	476,968
		1,817,794
	WHOLESALE - DISCRETIONARY - 1.4%
1,148	Pool Corporation	384,316

	TOTAL COMMON STOCKS (Cost $26,074,728)	26,775,530

	TOTAL INVESTMENTS - 98.3% (Cost $26,074,728)	$26,775,530
	OTHER ASSETS LESS LIABILITIES - 1.7%	459,624
	NET ASSETS - 100.0%	$27,235,154

*	Non-Income producing security.

ADR - American Depositary Receipt

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2021 for the Fund’s assets and liabilities measured at fair value:

FEVR
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$26,775,530	$—	$—	$26,775,530
Total	$26,775,530	$—	$—	$26,775,530

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$26,074,728	$1,877,009	$(1,176,207)	$700,802